Above / Below Market Acquired Time Charters / Other Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles assets	$ 3,406,668	$ 5,801,664	$ 6,403,384
Intangible assets, net	$ 446,401	3,853,069
Above Market Acquired Time Charters
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels acquired	5
Fair value of above market acquired time charter at acquisition	$ 22,149,258
Amortization of intangibles assets	2,886,080	5,198,574	6,714,569
Intangible assets, net	$ 446,401
Below Market Acquired Time Charters
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels acquired	2
Fair value of below market acquired time charter at acquisition	$ 4,020,335
Amortization of intangibles assets	0	453,248	1,367,523
Manning agreements at below market rates
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets relating to attached manning agreements	3,169,014
Amortization of intangibles assets	$ 520,588	$ 1,056,338	$ 1,056,338
Other intangible assets amortization period	3 years